Income Taxes	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

19.	Income Taxes

The following comprises the loss before income taxes:

	September 30, 2017	September 24, 2016	September 26, 2015
UK	$(38,720)	$(59,760)	$(56,895)
Mainland Europe	(5,450)	854	(1,610)
North America	(5,906)	(19)	—
South America	1,146	(645)	(711)
Total loss before income taxes	$(48,930)	$(59,570)	$(59,216)

The income tax expense consisted of the following for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015:

	September 30, 2017	September 24, 2016	September 26, 2015
Income tax expense:
Current
UK	$7	$—	$163
Mainland Europe	130	290	395
South America	47	17	73
Total current taxes	$184	$307	$631

The net deferred tax assets and liabilities arising from temporary differences at September 30, 2017 and September 24, 2016 are as follows:

	September 30, 2017	September 24, 2016
Depreciation	$35,915	$30,443
Net operating losses	13,002	5,964
Other temporary differences	1,485	—
Total deferred tax assets	50,402	36,407
Valuation allowance balance	(48,832)	(33,552)
Net deferred tax assets	1,570	2,855
Deferred tax liabilities
Intangible assets	(1,570)	(2,079)
Other temporary differences	—	(776)
Net deferred tax liabilities	$—	$—

The differences between the UK statutory tax rate and our effective rate for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015 are reflected in the following table:

	September 30, 2017	September 24, 2016	September 26, 2015
Statutory income tax	34.0%	20.0%	20.5%
State taxes (net of federal)	1.9%	—	—
Tax effect of permanent differences	2.8%	(4.0)%	(2.2)%
ATCA interest disallowed	(3.3)%	(13.2)%	(14.7)%
Movement in provisions	—	0.1%	0.1
Effect of foreign taxes	(15.1)%	(0.5)%	(0.9)%
Rate change	—	0.2%	—
Transfer pricing adjustments	—	(0.2)%	—
Valuation allowance	(20.7)%	(2.9)%	(3.8)%
Effective income tax rate	(0.4)%	(0.5)%	(1.0)%

As described herein, the Inspired Group was previously owned by a UK company, however, as of December 22, 2016, the Inspired Group is owned by a US entity. As such, for purposes of the effective tax rate, the statutory rate shown in the above table refers to the US statutory rate for the period ended September 30, 2017, and the UK statutory rate for the periods ended September 24, 2016 and September 26, 2015.

The valuation allowance on deferred tax assets has been determined by considering all available evidence, both positive and negative, in order to ascertain whether it is more likely than not that carried forward deferred tax assets will be realized. The Group has a total potential deferred tax asset carried forward of $6,207 at September 30, 2017.

On consideration of the cumulative net losses in Inspired Gaming (UK) Limited and Gaming Acquisitions Limited over the three periods ending September 30, 2017, the Group has recorded a full valuation allowance of $48,832.

Currently, there are no U.S. federal, state or foreign jurisdiction tax audits pending. The Company’s corporate U.S. federal and state tax returns from 2014 to 2016 remain subject to examination by tax authorities and the Company’s foreign tax returns from 2012 to 2016 remain subject to examination by tax authorities.

In addition to in the UK, the Group is subject to taxation in the US, and in certain foreign jurisdictions (primarily in Europe), where the total of non-UK taxes payable for the period ended September 30, 2017 is $177.

A provision of $46 was included within current taxes as at September 26, 2015 to reflect an uncertain tax position relating to interest deductions. There are no similar tax provisions included as at September 30, 2017 or September 24, 2016.

A reduction in the UK corporation tax rate to 17% (effective April 1, 2020) was enacted on September 15, 2016. This will reduce the Group’s future tax charge accordingly. A previous reduction from 20% to 19% (effective April 1, 2017) was enacted on November 18, 2015.

The Group has not recognized deferred tax liabilities in respect of unremitted earnings that are considered indefinitely reinvested in foreign subsidiaries.

The utilization of the Company’s pre-Merger net operating losses may be subject to a substantial limitation due to the “change of ownership provisions” under Section 382 of the Internal Revenue Code and similar state provisions. The Company has contemplated the impact of Section 382 and analyzed its effect. While the pre-acquisition losses are subject to an annual limitation, such losses may be able to be used during the carryforward period. Accordingly, there is no impact on the financial statements due to Section 382.